Redeemable Noncontrolling Interests - Additional Information (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Smart Living Group [Member] | Preferred Stock
Temporary Equity Disclosure [Abstract]
Preferred stock, shares issued	124,364,350	61,666,667